COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Operating Lease Commitments

US$
Years ending September 30,
2013	2,261
2014	295
2015	51

2,607